UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Neshie Tiwari
Title: Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Neshie Tiwari              Palo Alto, CA               04/17/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  60,640,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM              002824100       8358    151548   SH           Sole                              NONE
ADVANCED MEDICAL OPTICS INC   COM              00763M108         32      1588   SH           Sole                              NONE
ALLERGAN INC                  COM              018490102       2123     37644   SH           Sole                              NONE
ARCH CHEMICALS INC            COM              03937R102        834     22378   SH           Sole                              NONE
BANK OF AMERICA CORPORATION   COM              060505104          4       118   SH           Sole                              NONE
BEMIS INC                     COM              081437105       1512     59447   SH           Sole                              NONE
CHEVRON CORP NEW              COM              166764100         13       152   SH           Sole                              NONE
COCA COLA CO                  COM              191216100          1        24   SH           Sole                              NONE
COCA COLA ENTERPRISES INC     COM              191219104      13210    545861   SH           Sole                              NONE
COMMSCOPE INC                 COM              203372107         48      1372   SH           Sole                              NONE
DOMINION RES INC VA NEW       COM              25746U109       8051    197127   SH           Sole                              NONE
EL PASO CORP                  COM              28336L109       2681    161115   SH           Sole                              NONE
EXXON MOBIL CORP              COM              30231G102         22       258   SH           Sole                              NONE
GARDNER DENVER INC            COM              365558105        815     21961   SH           Sole                              NONE
GOODYEAR TIRE & RUBR CO       COM              382550101        287     11134   SH           Sole                              NONE
HOSPIRA INC                   COM              441060100       5392    126076   SH           Sole                              NONE
NATIONAL GRID PLC             SPON ADR NEW     636274300      14536    207864   SH           Sole                              NONE
OLD DOMINION FGHT LINES INC   COM              679580100       1719     54005   SH           Sole                              NONE
OLIN CORP                     COM PAR $1       680665205        127      6406   SH           Sole                              NONE
PEROT SYS CORP                COM              714265105        545     36225   SH           Sole                              NONE
STANDARD REGISTER CO          COM              853887107         99     12763   SH           Sole                              NONE
VALASSIS COMMUNICATIONS INC   COM              918866104        232     21387   SH           Sole                              NONE